Pension commitments, Major Categories of Plan Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Major categories of plan assets [Abstract]
Equity instruments		$ 55.7	$ 45.3
Debt instruments		70.8	55.6
Real estate		2.9	3.1
Cash and cash equivalents		2.6	1.7
Re-insurance contracts with guaranteed interest rates	[1]	6.5	5.6
Other		9.8	8.8
Total		$ 148.3	120.1
Interest rate for majority re-insurance contracts		4.00%
Bottom of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		2.75%
Top of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		3.25%
Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		$ 49.3	39.8
Debt instruments		63.3	46.6
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	6.5	5.6
Other		0.0	0.0
Total		119.1	92.0
Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		6.4	5.5
Debt instruments		7.5	9.0
Real estate		2.9	3.1
Cash and cash equivalents		2.6	1.7
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		9.8	8.8
Total		29.2	28.1
Quoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		49.3	39.8
Debt instruments		65.9	49.6
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		115.2	89.4
Quoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		49.3	39.8
Debt instruments		63.3	46.6
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		112.6	86.4
Quoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		0.0	0.0
Debt instruments		2.6	3.0
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		2.6	3.0
Unquoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		6.4	5.5
Debt instruments		4.9	6.0
Real estate		2.9	3.1
Cash and cash equivalents		2.6	1.7
Re-insurance contracts with guaranteed interest rates	[1]	6.5	5.6
Other		9.8	8.8
Total		33.1	30.7
Unquoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		0.0	0.0
Debt instruments		0.0	0.0
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	6.5	5.6
Other		0.0	0.0
Total		6.5	5.6
Unquoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		6.4	5.5
Debt instruments		4.9	6.0
Real estate		2.9	3.1
Cash and cash equivalents		2.6	1.7
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		9.8	8.8
Total		$ 26.6	$ 25.1

[1]	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.